Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted shares
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	1,222,000	750,000	0
Granted (shares)	1,067,000	751,000	753,000
Forfeited (shares)	(32,000)	(24,000)	(3,000)
Vested (shares)	(491,000)	(255,000)	0
Balance at end of period (shares)	1,766,000	1,222,000	750,000
Restricted Stock Units
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	174,000	508,000	976,000
Granted (shares)	0	0	20,000
Forfeited (shares)	0	(10,000)	(12,000)
Vested (shares)	(174,000)	(324,000)	(476,000)
Balance at end of period (shares)	0	174,000	508,000